Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Loss Per Share [Abstract]
Schedule of numerator and denominator of the basic and diluted net loss per share
	Year ended December 31,
	2017	2016	2015
Numerator (USD in thousands):
Net loss attributable to Medigus Ltd. for basic loss per share	(2,545)	(9,007)	(9,532)
Adjustment of revaluation of warrants issued to investors	(476)	-	-
Net loss attributable to Medigus Ltd. for diluted loss	(3,021)	(9,007)	(9,532)

Denominator (in thousands):
Weighted average shares – denominator for basic net loss per share	125,685	34,397	28,415
Shares settlement presumed for warrants issued to investors	4,005	-	-
Denominator for diluted loss per share	129,690	34,397	28,415

Net loss per share attributable to Medigus Ltd. (USD)
Basic	(0.02)	(0.26)	(0.34)
Diluted	(0.02)	(0.26)	(0.34)